Fair Values - Summary of Fair Values of Financial Assets and Financial Liabilities (Detail) - ARS ($) $ in Thousands		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets and liability [line items]
Debt securities at fair value through profit or loss	$ 782,547	$ 15,112,115	$ 16,837,925
Derivatives	52,152	15,924	39,740
Other financial assets	3,458,243	1,698,054	2,388,795
Investments in Equity Instruments		8,801	11,690	$ 1,351
Liabilities at fair value through profit or loss		268,086
Derivative instruments		94,222
Other financial liabilities	5,584,663	4,267,239	5,774,555
At fair value [member]
Disclosure of fair value measurement of assets and liability [line items]
Debt securities at fair value through profit or loss	782,547	15,112,115	16,837,925
Derivatives	52,152	15,924	39,740
Other financial assets	652,545	15,069	1,393,368
Other debt securities	2,467,861	112,547	47
Financial assets in guarantee	2,508,935	1,882,600	1,745,496
Investments in Equity Instruments	6,197	10,404	68,881
Total Assets	6,470,237	17,148,659	20,085,457
Liabilities at fair value through profit or loss		268,086
Derivative instruments		94,222
Other financial liabilities	4,420,199	2,907,704	3,946,320
Financing received from the Argentine Central Bank and other financial institutions	9,150	14,966	73,978
Total Liabilities	4,429,349	3,284,978	4,020,298
Level 1 of fair value hierarchy [member] | At fair value [member]
Disclosure of fair value measurement of assets and liability [line items]
Debt securities at fair value through profit or loss	782,547	3,745,222	16,110,519
Derivatives	52,152	15,924	39,740
Other financial assets	652,545	15,069	1,393,368
Other debt securities	2,467,861	112,547	47
Financial assets in guarantee	2,508,935	1,882,600	1,745,496
Investments in Equity Instruments	4,846	1,603	57,191
Total Assets	6,468,886	5,772,965	19,346,361
Liabilities at fair value through profit or loss		268,086
Other financial liabilities	4,420,199	2,907,704	3,946,320
Financing received from the Argentine Central Bank and other financial institutions	9,150	14,966	73,978
Total Liabilities	4,429,349	3,190,756	4,020,298
Level 2 of fair value hierarchy [member] | At fair value [member]
Disclosure of fair value measurement of assets and liability [line items]
Debt securities at fair value through profit or loss		11,366,893	727,406
Investments in Equity Instruments	1,351	8,801	11,690
Total Assets	$ 1,351	11,375,694	$ 739,096
Derivative instruments		94,222
Total Liabilities		$ 94,222